Background and Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified						3 Months Ended		12 Months Ended
	Dec. 27, 2013 Country	Sep. 27, 2013 Country	Jul. 09, 2013 Right	Jun. 28, 2013	Sep. 28, 2012	Dec. 27, 2013 Covidien Selling, general and administrative	Dec. 28, 2012 Covidien Selling, general and administrative	Sep. 27, 2013 Covidien Selling, general and administrative	Sep. 28, 2012 Covidien Selling, general and administrative	Sep. 30, 2011 Covidien Selling, general and administrative	Jul. 09, 2013 Minimum
Schedule of Basis of Presentation [Line Items]
Number of countries in which entity has sales presence	70	70
Allocated expenses						$ 0	$ 11.9	$ 39.6	$ 49.2	$ 56.3
Distribution ratio	0.125	0.125		0.125
Stock outstanding after distribution (in shares)	58,061,463	57,713,390		57,694,885	0
Ordinary shares, par value (in usd per share)	$ 0.20	$ 0.20		$ 0.20	$ 0.00
Preferred shares, shares authorized (in shares)	500,000,000	500,000,000			0
Preferred shares, par value (in usd per share)	$ 0.20	$ 0.20			$ 0.00
Preferred shares, shares issued (in shares)	0	0			0
Preferred shares, shares outstanding (in shares)	0	0			0
Number of preferred share purchase rights issued for one ordinary share			1
Period until preferred share purchase right is exercisable			10 days
Beneficial ownership trigger (percentage)											10.00%